Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues:
Gas operating revenues	$ 1,382,087	$ 1,300,154	$ 1,321,728
Construction revenues	739,620	650,628	606,050
Total operating revenues	2,121,707	1,950,782	1,927,778
Operating expenses:
Net cost of gas sold	505,356	436,001	479,602
Operations and maintenance	383,732	384,914	369,979
Depreciation and amortization	253,027	236,817	223,422
Taxes other than income taxes	47,252	45,551	41,728
Construction expenses	647,857	573,284	541,523
Total operating expenses	1,837,224	1,676,567	1,656,254
Operating income	284,483	274,215	271,524
Other income and (expenses):
Net interest deductions (Notes 6 and 7)	(72,069)	(63,700)	(68,020)
Other income (deductions)	7,107	12,300	4,411
Total other income and (expenses)	(64,962)	(51,400)	(63,609)
Income before income taxes	219,521	222,815	207,915
Income tax expense (Note 11)	78,373	77,942	75,276
Net income	141,148	144,873	132,639
Net income (loss) attributable to noncontrolling interests	22	(447)	(692)
Net income attributable to Southwest Gas Corporation	$ 141,126	$ 145,320	$ 133,331
Basic earnings per share (Notes 1 and 14)	$ 3.04	$ 3.14	$ 2.89
Diluted earnings per share (Notes 1 and 14)	$ 3.01	$ 3.11	$ 2.86
Average number of common shares outstanding	46,494	46,318	46,115
Average shares outstanding (assuming dilution)	46,944	46,758	46,555